UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2015

Date of reporting period: April 30, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
APRIL 30, 2015
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 86.5%
	Shares	Value
CONSUMER DISCRETIONARY — 15.2%
American Eagle Outfitters	33,620	$534,894
Bed Bath & Beyond *	5,901	415,785
BorgWarner	14,559	861,893
Cabela’s *	21,943	1,157,274
Crocs *	64,831	855,769
Finish Line, Cl A	39,138	960,055
GameStop, Cl A	1,104	42,548
Gray Television *	26,265	348,274
Group 1 Automotive	11,180	882,996
Installed Building Products *	42,063	875,331
LKQ *	45,064	1,219,882
Sinclair Broadcast Group, Cl A	38,347	1,174,952
Sonic Automotive, Cl A	20,950	489,183
Tower International *	11,788	304,837
Wolverine World Wide	7,312	224,698

		10,348,371

CONSUMER STAPLES — 1.1%
CVS Health	3,216	319,316
Darling Ingredients *	29,809	407,191

		726,507

ENERGY — 3.3%
Foresight Energy (A)	21,610	299,731
Frank’s International	9,771	203,237
Gulfport Energy *	14,029	686,579
USA Compression Partners LP (A)	45,000	1,039,950

		2,229,497

FINANCIALS — 12.9%
Bancorp *	36,777	358,208
Beneficial Bancorp *	45,317	525,677
Berkshire Hathaway, Cl B *	6,090	859,969
Blackstone Mortgage Trust, Cl A †	6,295	193,445
CYS Investments †	82,783	738,425
Federated Investors, Cl B	33,838	1,164,027
First American Financial	12,614	438,841
FNF Group	4,747	170,845
Hannon Armstrong Sustainable Infrastructure Capital †	40,095	761,805
Investors Bancorp	25,020	296,237
McGraw-Hill	1,930	201,299
MFA Financial †	35,627	276,822
New York Community Bancorp	23,070	396,573
Safeguard Scientifics *	61,496	1,106,313
TD Ameritrade Holding	17,931	649,999

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Viewtran Group *	154,234	$219,012
Willis Group Holdings	8,978	436,600

		8,794,097

HEALTH CARE — 3.8%
AMN Healthcare Services *	7,250	165,372
DaVita *	13,836	1,122,100
Trinity Biotech ADR	62,441	1,047,136
Zimmer Holdings	2,172	238,572

		2,573,180

INDUSTRIALS — 22.3%
AAR	9,379	283,621
Actuant, Cl A	10,270	244,631
Allison Transmission Holdings	4,426	135,790
American Airlines Group	18,073	872,655
AMR Corp., Escrow *	8,970	—
Avis Budget Group *	7,675	415,524
Blount International *	63,358	840,127
Colfax *	14,547	721,386
Copart *	35,469	1,261,632
CPI Aerostructures *	52,273	570,821
Donaldson	9,483	354,380
Douglas Dynamics	7,884	171,477
EnPro Industries	15,033	962,262
Esterline Technologies *	8,510	947,078
Generac Holdings *	11,651	485,730
Interface, Cl A	23,631	513,502
ITT	10,380	411,567
KAR Auction Services	34,015	1,265,698
Kirby *	1,771	139,077
Luxfer Holdings ADR	4,296	55,204
MSA Safety	4,771	218,226
NN	14,482	364,367
Rockwell Collins	2,785	271,064
Spirit AeroSystems Holdings, Cl A *	12,161	618,873
Triumph Group	33,148	1,963,688
WABCO Holdings *	3,843	478,261
Xylem	17,311	640,853

		15,207,494

INFORMATION TECHNOLOGY — 14.6%
Advanced Energy Industries *	16,347	399,847
Benchmark Electronics *	11,243	264,548
Brooks Automation	69,492	747,734
Electro Scientific Industries	20,366	116,086

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
APRIL 30, 2015
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Fidelity National Information Services	5,993	$374,503
Flextronics International *	166,416	1,917,944
IPG Photonics *	7,572	670,728
Jabil Circuit	20,008	450,580
Newport *	101,940	1,943,996
ON Semiconductor *	62,409	718,952
Seagate Technology	25,087	1,473,109
SPS Commerce *	3,820	249,293
Ultra Clean Holdings *	105,409	633,508

		9,960,828

MATERIALS — 13.3%
Agnico-Eagle Mines	12,185	369,205
Albemarle	11,206	668,998
Ashland	2,642	333,843
Berry Plastics Group *	25,412	869,599
Celanese, Cl A	7,002	464,653
MAG Silver *	122,249	852,076
Martin Marietta Materials	4,199	598,987
Methanex	8,500	511,785
Neenah Paper	4,680	283,000
OCI Resources LP (A)	35,000	840,000
Olin	9,227	272,473
Omnova Solutions *	38,581	308,262
Orion Engineered Carbons	27,739	543,130
Q2 Gold Resources * (B)	15,766	—
Rock-Tenn, Cl A	3,993	251,479
RPM International	2,125	101,022
Silgan Holdings	9,387	505,678
Silver Wheaton	16,318	322,117
Tahoe Resources	18,745	264,492
Tronox, Cl A	34,230	717,119

		9,077,918

TOTAL COMMON STOCK (Cost $38,739,833)		58,917,892

REGISTERED INVESTMENT COMPANIES — 1.0%
CLOSED-END FUNDS — 1.0%
Eaton Vance Senior Floating-Rate Trust	16,210	238,287
Nuveen Credit Strategies Income Fund	51,862	470,907

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $708,157)		709,194

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
APRIL 30, 2015
(Unaudited)

CONVERTIBLE BONDS — 0.3%
	Face Amount /Shares	Value
FINANCIALS — 0.1%
Wabash National † 3.375%, 05/01/18	$50,000	$67,437

MATERIALS — 0.2%
Lake Shore 6.250%, 09/30/17	136,350	119,195

TOTAL CONVERTIBLE BONDS (Cost $152,446)		186,632

PREFERRED STOCK — 0.2%
ENERGY — 0.2%
Magnum Hunter Resources, 8.000%	5,000	156,150

TOTAL PREFERRED STOCK (Cost $212,216)		156,150

RIGHTS — 0.0%
Safeway CVR — Casa Ley*	17,658	17,921
Safeway CVR — PDC*	17,658	862

TOTAL RIGHTS (Cost $–)		18,783

SHORT-TERM INVESTMENT — 12.5%
Fidelity Institutional Money Market Funds - Money Market Portfolio, Cl I, 0.040% (C) (Cost $8,484,944)	8,484,944	8,484,944

TOTAL INVESTMENTS — 100.5% (Cost $48,297,596)††		$68,473,595

Percentages are based on Net Assets of $68,110,342.

*	Non-income producing security.
†	Real Estate Investment Trust
††	At April 30, 2015, the tax basis cost of the Fund’s investments was $48,297,596, and the unrealized appreciation and depreciation were $20,462,121 and $(286,122) respectively.
(A)	Security considered Master Limited Partnership. At April 30, 2015, these securities amounted to $2,179,681 ($ Thousands) or 3.2% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2015, was $0 and represented 0.0% of net assets.
(C)	The rate shown is the 7-day effective yield as of April 30, 2015.

ADR — American Depository Receipt

Cl — Class

CVR — Contingent Value Rights

LP — Limited Partnership

Amounts designated as “—” are $0.

THE ADVISORS’ INNER CIRCLE FUND II	GRT VALUE FUND
APRIL 30, 2015
(Unaudited)

The following is a summary of the inputs used as of April 30, 2015 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$58,917,892	$—	$—	$58,917,892
Registered Investment Companies	709,194	—	—	709,194
Convertible Bonds	—	186,632	—	186,632
Preferred Stock	156,150	—	—	156,150
Rights	18,783	—	—	18,783
Short-Term Investment	8,484,944	—	—	8,484,944

Total Investments in Securities	$68,286,963	$186,632	$—	$68,473,595

For the period ended April 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended April 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

GRT-QH-001-1500

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 26, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: June 26, 2015